Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 58,345	$ 98,133	$ 116,009	$ 155,849	$ 247,109	$ 230,865	$ 183,382